Going Concern (Details) (USD $)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended	18 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2012	Mar. 31, 2013
Details
Accumulated (deficit)	$ 445,727		$ 1,343	$ 445,727		$ 80,201	$ 80,201	$ 445,727
Net loss	$ (268,084)	$ (35,856)	$ (1,343)	$ (365,526)	$ (37,199)	$ (78,858)	$ (80,201)	$ (445,727)